Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands	Mar. 10, 2026	Mar. 01, 2026	Jan. 26, 2026
Subsequent Events [Line Items]
Issuance of common stock shares			83,338
Common stock par value (in Dollars per share)			$ 0.0001
Gross proceeds (in Dollars)			$ 275
Issuance of options for employees		360,000
Monthly fee (in Dollars)	$ 5
2021 Plan [Member] | Minimum [Member]
Subsequent Events [Line Items]
Addition increase shares of common stock available		480,000